Inventories - Allowance for Obsolescence and/or Lower Market Value (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	€ (311,382)	€ (261,598)
Addition for the year	(211,801)	(162,821)	€ (164,852)
Effect of changes in exchange rates	(10,451)	(8,848)
Utilization of the provision	118,618	121,885
Balance at end of year	€ (415,016)	€ (311,382)	€ (261,598)